Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
10.	Segment Information

Since the Company opened its first retail store in June 2013, it operates in two segments - (1) design and licensing and (2) retail, which are based on its business activities and organization. The operating segments are segments of the Company for which separate discrete financial information is available and for which operating results are evaluated regularly by the chief operating decision makers, made up of the Company’s executive management team, in deciding how to allocate resources, as well as in assessing performance. The primary key performance indicators are net sales or revenue (in the case of licensing and design fees) and operating income for each segment. The design and licensing segment includes royalties earned on licensed products and use of the Company’s trademarks, and rights granted to third parties for the right to sell the Company’s products and related design and other service fees. The retail segment represents sales of the Company’s branded products through its retail stores. All intercompany revenues are eliminated in consolidation and are not reviewed when evaluating segment performance. Corporate overhead expenses are allocated to the segments based upon specific usage or other allocation methods.

The following table presents the key performance information of the Company’s reportable segments:

	Nine Months Ended Sept. 30,
	2014	2013

Revenues:
Net licensing revenue	$13,821,000	$8,863,000
Design and service fee revenue	1,161,000	1,288,000
Design and licensing revenues	14,982,000	10,151,000
Net retail sales	381,000	162,000
Total revenues	$15,363,000	$10,313,000

Operating income (loss):
Design and licensing	$1,465,000	$1,966,000
Retail	(1,468,000)	(233,000)
Total operating income (loss)	$(3,000)	$1,733,000

Depreciation and amortization:
Design and licensing	$667,000	$653,000
Retail	89,000	10,000
Total depreciation and amortization	$756,000	$663,000

Capital expenditures:
Design and licensing	$189,000	$127,000
Retail	456,000	141,000
Total capital expenditures	$645,000	$268,000

	September 30, 2014	December 31, 2013
Long Lived Assets:
Trademarks and other intangibles, net
Design and licensing	$69,692,000	$45,308,000
Retail	-	-
Total trademarks and intangibles, net	$69,692,000	$45,308,000

Property and equipment
Design and licensing	$845,000	$939,000
Retail	604,000	214,000
Total property and equipment	$1,449,000	$1,153,000

10.	Segment Information

Since the Company opened its first retail store in June 2013, it operates in two segments - (1) Design and Licensing, and (2) Retail, which are based on its business activities and organization. The operating segments are segments of the Company for which separate discrete financial information is available and for which operating results are evaluated regularly by the chief operating decision makers, made up of the Company’s executive management team, in deciding how to allocate resources, as well as in assessing performance. The primary key performance indicators are net sales or revenue (in the case of licensing and design fees) and operating income for each segment. The design and licensing segment includes royalties earned on licensed products and use of the Company’s trademarks, and rights granted to third parties for the right to sell the Company’s products and related design and other service fees. The retail segment represents sales of Isaac Mizrahi New York branded products through its retail store. All intercompany revenues are eliminated in consolidation and are not reviewed when evaluating segment performance. Corporate overhead expenses are allocated to the segments based upon specific usage or other allocation methods.

The following table presents the key performance information of the Company’s reportable segments:

	Year Ended December 31,
	2013	2012
Revenue:
Net licensing revenue	$11,546,000	$10,432,000
Design and service fee income	1,619,000	2,271,000
Design and licensing revenues	13,165,000	12,703,000
Retail sales	203,000	-
Total revenues	$13,368,000	$12,703,000

Operating income (loss):
Design and licensing	$2,195,000	$5,693,000
Retail	(339,000)	-
Total operating income	$1,856,000	$5,693,000

	December 31,
Long Lived Assets	2013	2012
Trademarks and other intangibles, net :
Design and licensing	$45,308,000	$45,835,000
Retail	-	-
Total Trademarks and other intangibles, net	$45,308,000	$45,835,000

Property and equipment :
Design and licensing	$939,000	$1,113,000
Retail	214,000	-
Total property and equipment	$1,153,000	$1,113,000

	December 31,
	2013	2012
Depreciation and amortization :
Design and licensing	$873,000	$856,000
Retail	20,000	-
Total depreciation and amortization	$893,000	$856,000